Schedule of basic loss per share (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net loss for the period	$ (2,581,272)	$ (3,542,950)	$ (4,625,938)	$ (5,319,261)
Weighted average number of outstanding common shares	13,084,716	226,335	13,082,205	226,335
Loss per share	$ (0.20)	$ (15.65)	$ (0.35)	$ (23.50)